Financial Risk Management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	$ 159	$ 313	$ 129
Profit/(Loss)	(91,347)	(98,811)	$ (77,940)
+20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(434)	(729)
-20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	434	729
Bank Accounts | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	2	402
Bank Accounts | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	19	0
Bank Accounts | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(19)	0
Bank Accounts | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	68	87
Bank Accounts | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	12	15
Bank Accounts | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(12)	(15)
Bank Accounts | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	33	112
Bank Accounts | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	20	5
Bank Accounts | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(20)	(5)
Bank Accounts | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	147	46
Bank Accounts | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	60	35
Bank Accounts | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(60)	(35)
Trade and Other Receivables | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	1	2
Trade and Other Receivables | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	1	1
Trade and Other Receivables | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(1)	(1)
Trade and Other Receivables | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	141	141
Trade and Other Receivables | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	30	55
Trade and Other Receivables | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(30)	(55)
Trade and Other Receivables | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	110	43
Trade and Other Receivables | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	32	32
Trade and Other Receivables | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(32)	(32)
Trade Payables and Accruals | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(1,792)	(4,872)
Trade Payables and Accruals | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(55)	(358)
Trade Payables and Accruals | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	55	358
Trade Payables and Accruals | CHF | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(37)	(37)
Trade Payables and Accruals | CHF | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(7)	(12)
Trade Payables and Accruals | CHF | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	7	12
Trade Payables and Accruals | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(356)	(124)
Trade Payables and Accruals | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(62)	(53)
Trade Payables and Accruals | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	62	53
Trade Payables and Accruals | EUR | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	27	(124)
Trade Payables and Accruals | EUR | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(9)	(13)
Trade Payables and Accruals | EUR | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	9	13
Trade Payables and Accruals | AUD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(392)	(731)
Trade Payables and Accruals | AUD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(104)	(59)
Trade Payables and Accruals | AUD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	104	59
Trade Payables and Accruals | GBP | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(47)	(60)
Trade Payables and Accruals | GBP | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(12)	(13)
Trade Payables and Accruals | GBP | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	12	13
Provisions | USD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(1,750)	0
Provisions | USD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(350)	(350)
Provisions | USD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	350	350
Provisions | SGD | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange translation gains/(losses)	(94)	(98)
Provisions | SGD | +20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	(9)	(14)
Provisions | SGD | -20% | Currency Risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Profit/(Loss)	$ 9	$ 14